Stock Options - Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2018 JPY (¥) shares	Dec. 31, 2017 JPY (¥) shares	Dec. 31, 2016 JPY (¥) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Exercisable at December 31	154,200	362,000	1,288,600
Weighted average exercise prices, Beginning balance	¥ 765	¥ 495	¥ 429
Weighted average exercise prices, Granted during the year	4,855	901	622
Weighted average exercise prices, Forfeited during the year	4,855	647	487
Weighted average exercise prices, Exercised during the year	475	449	263
Weighted average exercise prices, Expired during the year	799	142
Weighted average exercise prices, Ending balance	1,692	765	495
Weighted average exercise prices, Exercisable at December 31	¥ 488	¥ 480	¥ 453
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding, Beginning balance | shares	1,121,400	1,718,800	1,568,000
Number of shares, Granted during the year | shares	241,700	805,400	435,800
Number of shares, Forfeited during the year | shares	(1,000)	(480,200)	(76,000)
Number of shares, Exercised during the year | shares	(198,000)	(901,000)	(209,000)
Number of shares, Expired during the year | shares	(41,400)	(21,600)
Number of shares outstanding, Ending balance | shares	882,000	1,121,400	1,718,800